Document and Entity Information	Jun. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001042418
Document Type	8-K
Document Period End Date	Jun. 01, 2022
Entity Registrant Name	Inhibitor Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-13467
Entity Tax Identification Number	30-0793665
Entity Address, Address Line One	449 South 12th Street
Entity Address, Address Line Two	Unit 1705
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	888
Local Phone Number	841-6811
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false